Accrued Liabilities and Other Current Liabilities (Details) - Schedule of Accrued Liabilities and Other Current Liabilities - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Schedule of Accrued Liabilities and Other Current Liabilities [Abstract]
Logistics expenses payables	¥ 5,154	¥ 7,663
Advances from customers	2,666	3,077
Payable for investment	2,563	2,563
Refund obligation of sales returns	2,240	3,113
Professional service fee accruals	1,705	1,694
Accrued advertising expenses		168
Others	2,339	3,826
Total	¥ 16,667	¥ 22,104